DECONSOLIDATIONS	12 Months Ended
Dec. 31, 2022
DECONSOLIDATIONS
DECONSOLIDATIONS

4.    DECONSOLIDATIONS

Deconsolidation of Argyle

The Group became the major shareholder of Argyle Beijing and its subsidiaries (“Argyle”) since April 2019. Starting late May 2022, the Group has been in a dispute with Mr. Kevin Zhang, the minority shareholder of Argyle, as to the performance of relevant transaction documents and/or compliance with local laws and regulations by Mr. Zhang. As a result, the Group no longer has the power and ability to direct the relevant activities of Argyle, and therefore, has deconsolidated it since June 2022. The Group conducted an impairment assessment and recorded impairment of RMB17,054,641(USD2,472,691), RMB700,762(USD101,600) and RMB42,198,903 (USD6,118,266) for the property and equipment, intangible assets with definite lives and goodwill respectively, related to the business of Argyle before the deconsolidation. The Group measured the retained interest in Argyle at the then fair value of RMB48,000,000 (US$6,959,346) estimated with the assistance of a third-party independent valuer and recorded a disposal loss of RMB13,944,925 (USD2,021,824). The impairment of property and equipment, intangible assets with definite lives and disposal losses are included in “Other general expenses” in the consolidated statements of comprehensive income/(loss) before and upon the deconsolidation in 2022.

The Group has been and will continue to vigorously pursue all legal remedies available to it; however, it has not been able to make any management decisions or have any meaningful influence over the operation of Argyle. Therefore, the Group accounts for its equity interests in Argyle using the measurement alternative method under ASC 321 (Note 11) and an impairment loss of RMB 42,000,000 (USD 6,089,428) was subsequently recorded in “(Losses and impairment) Gains on equity securities held” in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2022. The carrying value of the investment in Argyle at December 31, 2022 was insignificant.

The Group estimated fair value using the income approach and the market approach. The fair value determined using the income approach was compared with comparable market data and reconciled, as necessary，which is determined by using information including but not limited to the future cash flow forecast, discount rate, and a discount for lack of marketability and control.

Deconsolidation of Urban

In November 2022, the Group and the minority shareholder of Urban entered into definitive agreements for the minority shareholder and its designated person to repurchase all of the equity interest in Urban and its subsidiaries held by the Group. As of November 25, 2022, the transaction was completed and since then the Group deconsolidated Urban. The total consideration of RMB 142,971,057 consisted of 870,908 ordinary shares of the Company with a fair value of RMB 16,971,057 (USD 2,460,572) and RMB126,000,000 (USD 18,268,283) in cash. RMB 88,200,000(USD 12,787,798) of total cash consideration was received in 2022 and the remaining receivables are included in “Other current assets” of consolidated balance sheets as of December 31,2022. The shares were received in March 2023.

The Group conducted impairment assessments and recognized impairment losses of RMB 12,000,345 (USD 1,739,886), and RMB 10,640,502 (USD 1,542,728) for the trademark with indefinite life and property and equipment, respectively, before the deconsolidation. The Group also recorded an impairment loss of RMB 49,037,576(USD 7,109,780) for the goodwill related to the business of Urban and recognized a disposal loss of RMB 855,223 (USD 123,996). All impairment losses of long-lived assets excluding goodwill and disposal losses are included in other general expenses in the consolidated statements of comprehensive income/(loss).

The Group estimated fair value using the income approach and the market approach. The fair value determined using the income approach was compared with comparable market data and reconciled, as necessary.